Equity (Details) - Schedule of issued and outstanding share capital	12 Months Ended
Dec. 31, 2020 shares
Schedule of issued and outstanding share capital [Abstract]
Number of ordinary shares, Balance at January 1, 2020	11,439,401
Number of ordinary shares, Issue of share capital - 2020 Financing Rounds (Note 17e)	125,375,916
Number of ordinary shares, Conversion of Warrants (Note 17e)	8,333,276
Number of ordinary shares, Balance at December 31, 2020	145,148,593